Adoption of New and Revised Standards (Details) - Schedule of maturity analysis of lease liabilities - Dec. 31, 2019 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
Adoption of New and Revised Standards (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	₪ 1,174	$ 340
Not later than one year [member]
Adoption of New and Revised Standards (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	435	126
Later than one year [member]
Adoption of New and Revised Standards (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	413	119
Later than two years and not later than three years [member]
Adoption of New and Revised Standards (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	320	93
Later than three years and not later than four years [member]
Adoption of New and Revised Standards (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	₪ 6	$ 2